Loan to a third party (Details Narrative) - USD ($) $ in Millions		6 Months Ended
	Oct. 10, 2024	Mar. 31, 2025
Loan to a third party
Loan agreement period, description		from February 1, 2024 to September 30, 2025
Loan to a third party		$ 6
Interest rate annually	7.00%	6.50%